INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2025
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Current - income tax expenses	$19,894	$14,237	$36,960
Deferred - income tax expenses	117	1,142	1,360

Total	$20,011	$15,379	$38,320

Schedule of deferred tax assets and liabilities

	As of	As of
	February 29,	February 28,
	2024	2025
Deferred tax assets:
Advertising expenses and prepaid rental	$189,712	$207,251
Property and equipment	2,628	2,922
Impairment loss on long-term investments	47,660	45,473
Others	66,107	79,988
Tax losses carry-forward	252,109	180,641
Less: valuation allowance	(553,596)	(512,788)
Deferred tax assets, net	$4,620	$3,487

Deferred tax liabilities:
Intangible assets	449	67
Others	1,911	3,407
Deferred tax liabilities	$2,360	$3,474

Schedule of provision for (loss) / income taxes

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
(Loss) / income before provision for income tax	$(109,719)	$17,483	$132,111
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(27,430)	4,371	33,028
Effect of non-deductible expenses and loss and super deduction expenses	(10,200)	5,669	11,570
Effect of income tax exemptions and preferential tax rates	(47,062)	(700)	(7,225)
Effect of income tax rate difference in other jurisdictions	75,598	(70)	(14,431)
Change in valuation allowance	29,105	6,109	15,378

Income tax expenses	$20,011	$15,379	$38,320

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Increase in income tax expenses	$47,062	$700	$7,225
Net (loss) / income per common share-basic	$(0.86)	$(0.02)	$0.38
Net (loss) / income per common share-diluted	$(0.86)	$(0.02)	$0.38